DAMAGES PROVISION	12 Months Ended
Dec. 31, 2017
DAMAGE PROVISION
DAMAGE PROVISION

14.        DAMAGES PROVISION

	December 31, 2017	December 31, 2016	December 31, 2015
Initial damages	$—	$70,000,000	$—
Enhanced damages	—	21,000,000	—
Pre-judgment interest	—	20,675,154	—
Accrued post-judgment interest	—	105,942	—

	$—	$111,781,096	$—

On May 19, 2016, in the Company's primary U.S. litigation with CardiAQ, following a trial in Boston, Massachusetts, a jury awarded $70 million on certain trade secret claims made by CardiAQ. On October 31, 2016, during post-trial motions, the judge awarded $21 million enhanced damages on those claims and on January 18, 2017 during post-trial motions the judge awarded $20,675,154 in pre-judgment interest and $2,354 per day in post-judgment interest from November 21, 2016. During 2017 interest of $738,021 was accrued. On November 13, 2017, the final mandate of the Appeals Court was issued and on November 17, 2017, a total of $112,519,117 was paid to settle the remaining damages and interest awards in full.